Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and Liabilities recognized or disclosed at Fair Value on a Recurring Basis as of September 30, 2015:

	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant Liability	$—	$—	$34,450
Interest Rate Swap Derivative Liability	$—	$55	$—
Long term receivable from related parties	$—	$2,536	$—
Long term debt	$—	$53,671	$—
Assets and Liabilities recognized or disclosed at Fair Value on a Recurring Basis as of December 31, 2014:

	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Warrant Liability	$—	$—	$19,991
Interest Rate Swap Derivative Liability	$—	$134	$—
Long term receivable from related parties	$—	$4,220	$—
Long term debt	$—	$43,266	$—

Assets and Liabilities Measured at Fair Value on a Recurring Basis:

At December 31, 2014	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant Liability	—	—	19,991
Interest Rate Swap Derivative Liability	—	134	—
Long Term Receivables from Related Parties		4,220

At December 31, 2013	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant Liability	—	—	18,280
Interest Rate Swap Derivative Liability	—	178	—
Foreign Currency Forward Liability		53